Prepayment and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayment and other current assets
Advance to suppliers	¥ 13,157	$ 1,908	¥ 100,878
Prepaid rental and deposits	64,036	9,284	73,639
Prepaid operational expenses	2,093	303	20,181
Deductible VAT-input	39,124	5,672	18,956
Others	20,571	2,983	61,241
Bad debt provision	(77,000)	(11,164)
Total	¥ 61,981	$ 8,986	¥ 274,895